Debt	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Debt

Note 10 — Debt

Debt consists of the following:

	June 30,	September 30,
	2025	2024

Notes payable	$1,980	$598
7% promissory notes – related parties	2,380	2,495
Notes payable – related parties	—	330
Total debt	4,360	3,423
Less: Amounts classified as current	(2,978)	(2,141)
Noncurrent portion	$1,382	$1,282

Notes Payable

During the nine months ended June 30, 2025, the Company entered into two notes payable with financial institutions for net proceeds of $545. The notes have terms of seven to eighteen months and require weekly payments totaling $819, including finance charges. The notes are secured by substantially all of the Company’s assets and one note is guaranteed by an officer and director of the Company. The Company also borrowed $100 from an unrelated investor.

During the nine months ended June 30, 2025, the Company entered into three agreements for the purchase and sale of future receipts with unrelated buyers, pursuant to which the Company agreed to sell to the buyer certain future trade receipts in the aggregate amount of $2,918 (the “Future Receipts Purchased Amount”) for net proceeds to the Company of $1,930. Under the agreements, the Company granted the buyers a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Company must repay the Future Receipts Purchased Amount in varying weekly installments through November 2025.

During the nine months ended June 30, 2025, the Company and the holders of three notes agreed to settle the outstanding principal and accrued interest, totaling $661, for 798,680 shares of the Company’s Class A Common Stock. The Company recognized a loss on the extinguishment of debt of $300, which is included in “Other non-operating losses, net” in the condensed consolidated statements of operations and comprehensive loss.

During the nine months ended June 30, 2024, the Company entered into five promissory notes having an aggregate principal amount of $775 with unrelated investors to meet its working capital needs. The Company entered into a $150 note payable with a bank for net proceeds of $146. The note had a thirteen month term, required weekly payments totaling $216 and was guaranteed by an officer and director of the Company. The remaining four notes had an aggregate principal amount of $625, were unsecured, bore interest at rates of 6% to 16% and matured at various dates through December 2024.

During the nine months ended June 30, 2025 and 2024, the Company made principal payments of $655 and $1,310 on notes payable.

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties which the Company assumed in 2020 as part of an asset acquisition. The promissory notes bear interest at 7% per annum and are unsecured. In October 2024 and May 2025, the Company and the holders of the 7% promissory notes agreed to extend the payment terms. One 7% promissory note, having a principal balance of $1,212 as of June 30, 2025, is payable in monthly payments of varying amounts through September 2026. The other 7% promissory note, having a principal balance of $1,168 as of June 30, 2025, no longer bears interest. The outstanding principal and previously accrued interest balance is payable in monthly payments of varying amounts through March 2027, with the remaining principal of $979 payable on May 15, 2027. As a result of these agreements, the Company has reclassified $1,382 of the outstanding principal balance of the 7% promissory notes to “Notes payable — related parties, noncurrent” in the condensed consolidated balance sheet as of June 30, 2025. The portion of the 7% promissory notes due within one year is included in “Notes payable — related parties, current” in the condensed consolidated balance sheets. During the nine months ended June 30, 2025 and 2024, the Company made principal payments of $115 and $854 on the 7% promissory notes.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

Notes Payable — Related Parties

As of September 30, 2024, the Company had one outstanding note payable to a related party, with a principal balance of $330. The note matured in November 2024 and the Company repaid the note in April 2025. The note was unsecured and bore interest at 16% per annum. During the nine months ended June 30, 2025 and 2024, the Company made principal payments of $330 and $444 on notes payable—related parties.

Note 11 - Debt

Debt consists of the following:

	September 30,
	2024	2023

Notes payable	$598	$1,286
7% promissory notes - related parties	2,495	3,349
Notes payable - related parties	330	444
SAFEs	-	1,512
Total debt	3,423	6,591
Less: Amounts classified as current	(2,141)	(6,591)
Noncurrent portion	$1,282	$-

Notes Payable

During the year ended September 30, 2024, the Company entered into six promissory notes having an aggregate principal amount of $1,069 with unrelated investors to meet its working capital needs. Net proceeds from the issuance of the notes were $998. Five of the notes bear interest at rates ranging from 6% to 76% per annum; the remaining note was issued at a discount and bears no interest. The notes mature at various dates through December 2024 and are unsecured. One note required weekly payments of $4.

During the years ended September 30, 2024 and 2023 the Company made principal payments of $1,749 and $825, respectively, on notes payable. In November 2024, the Company and the holder of one note having a principal balance of $200 agreed to convert the outstanding principal and accrued interest into 306,819 shares of Class A Common Stock. As of September 30, 2024, this note is included in “Notes payable, noncurrent” in the consolidated balance sheet. As of September 30, 2024, three promissory notes payable having a remaining principal balance of $451 were outstanding and are included in “Notes payable, current” at a carrying amount of $398 (net of unamortized discount of $53) in the consolidated balance sheet. Subsequent to September 30, 2024, the Company repaid one note having a principal balance of $26 and two notes remain outstanding.

During the year ended September 30, 2023, the Company entered into eight promissory notes payable having an aggregate principal amount of $2,156 with unrelated investors. Four notes bear interest at rates ranging from 6% to 8% per annum, while the remaining notes bear no interest. The notes matured at various dates from January 2023 to March 2024, are unsecured and did not require any principal payments prior to maturity.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

In connection with the issuance of certain notes, the Company issued the purchasers immediately exercisable warrants to purchase shares of its common stock as follows:

	2024	2023
Number of warrants issued with notes payable	201,965	239,464
Exercise prices per share	$0.01-$2.00	$0.01-$3.00
Contractual terms	1 - 2 years	1 - 12 months
Debt proceeds allocated to warrants	$155	$790

The Company evaluated the warrants and determined that they met all the requirements for equity classification under ASC 815. The Company accounted for each of the warrants as detachable warrants at their fair value, using the relative fair value method. The portion of the proceeds allocated to the warrants was recorded as an increase to additional paid-in capital and as a discount to notes payable on the consolidated balance sheets. The Company is amortizing the discount over the term of the related notes using the effective interest method. The Company valued the warrants at the time of issuance using the Black-Scholes option pricing model with the following assumptions:

	2024	2023
Expected volatility	55.0-55.6%	52.7-54.1%
Expected dividend yield	0%	0%
Risk-free interest rate	4.7-5.3%	3.6-5.5%
Expected term (years)	1 - 2 years	1 - 12 months

Two notes issued in September 2023, having an aggregate principal amount of $825, also provided that in the event the Company fails to pay the principal amount on the respective maturity dates, the Company must issue the purchasers as additional consideration warrants to purchase additional shares of its common stock for each seven-day period thereafter until such time as the principal is repaid in full. Because the Company repaid the principal of both notes in full after their respective maturity dates, the Company was required to issue the purchasers additional warrants to purchase an aggregate of 385,000 shares of its common stock. The Company evaluated the additional warrants and determined that they met all the requirements for equity classification under ASC 815. The aggregate fair value of the additional warrants of $2,238 is included in interest expense in the statement of operations and comprehensive loss for the year ended September 30, 2023. The Company valued each of the warrants at the time of issuance using the Black-Scholes option pricing model with the following ranges of assumptions: expected volatility of 52.7% to 54.1%; no expected dividend yield; risk-free interest rate of 3.6% to 5.4%; and a contractual term of six to twelve months.

One note issued in September 2023, having a principal amount of $531, provided that in the event the Company failed to pay the principal amount by its October 5, 2023 maturity date, the Company must issue the purchaser as additional consideration a warrant to purchase 28,000 shares of its common stock for the first calendar month, and warrants to purchase an additional 25,000 shares of common stock for each successive calendar month during which the note remained unpaid. The Company repaid this note in January 2024 and during the year ended September 30, 2024 the Company issued the purchaser warrants to purchase an aggregate of 103,000 shares of its Class A Common Stock.

7% Promissory Notes - Related Parties

The Company has two outstanding promissory notes with related parties which the Company assumed in 2020 as part of an asset acquisition. The promissory notes bear interest at 7% per annum, are unsecured and do not require principal payments prior to the maturity date. The notes had an initial maturity date of August 2022, but were amended in May 2022 to extend their maturity to July 2023. During the years ended September 30, 2024 and 2023, the Company made principal payments of $854 and $0 on these notes and as of September 30, 2024 an aggregate principal amount of $2,495 remains outstanding.

In October 2024, the Company and the holder of one promissory note, having a principal balance of $1,326 as of September 30, 2024, agreed to extend the payment terms. Under the agreement, the Company is obligated repay the note in monthly payments of varying amounts through September 2025. As a result of this agreement, the Company reclassified $1,082 of the principal balance to “Notes payable - related parties, noncurrent” in the consolidated balance sheet. The portion of the 7% promissory notes due within one year is included in “Notes payable - related parties, current” in the consolidated balance sheet.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

Notes Payable - Related Parties

During the year ended September 30, 2024, the Company entered into two promissory notes having an aggregate principal amount of $495 with a related party to meet its working capital needs. Net proceeds from the issuance of the notes were $450. The notes bear no interest, are unsecured and mature at various dates through November 2024. The Company repaid one of the notes during the year ended September 30, 2024.

During the year ended September 30, 2023, the Company issued and repaid six promissory notes having an aggregate principal amount of $630 with officers, directors or an employee of the Company. The Company also issued a promissory note having a principal amount of $100 to a director of the Company, which the Company repaid in December 2023.

As of September 30, 2024, one note having a principal balance of $330 remains outstanding and is included in “Notes payable-related parties, current” in the consolidated balance sheet. Subsequent to September 30, 2024, the note reached its maturity date and remains outstanding.

SAFEs

During the year ended September 30, 2022, the Company entered into simple agreements for future equity with certain investors in exchange for cash proceeds of $1,900. Certain SAFEs, representing a purchase amount of $900, were automatically convertible into shares of Legacy Mobix common stock upon the occurrence of the Company’s next equity financing of not less than $5,000. These SAFEs were convertible at prices per share equal to discounts of 20% to 25% from the lowest per share purchase price of the Company’s equity securities in the financing. In the event of a dissolution prior to conversion, the Company must pay the holder of these SAFEs an amount equal to the purchase amount. In this case, the rights of the SAFE holders were senior to the Company’s capital stock and pari passu with any convertible debt of the Company.

The remainder of the SAFEs, representing a purchase amount of $1,000, were automatically convertible into shares of the Company’s preferred stock upon the occurrence of the Company’s next round of preferred stock financing. The conversion price of the preferred stock to be issued in exchange for the SAFEs would be equal to the greater of (i) the lowest price per share for preferred stock sold to investors in the initial closing of the equity financing, or (ii) the number of shares equal to the value of the SAFE, subject to a post money valuation cap of $175,000. If there is a liquidity event, including a change in control, a direct listing or an initial public offering, these SAFEs will be entitled to receive a portion of the proceeds equal to the greater of (i) the purchase amount or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the quotient obtained by dividing $175,000 by the Company’s total capitalization, including all shares and convertible securities (on an as-converted to common stock basis). In the event of a dissolution or liquidation of the Company, the holders of these SAFEs will be entitled to receive a cash-out amount equal to their original purchase price, which right is junior to the payment of the Company’s outstanding indebtedness and on par with the rights of other SAFEs and preferred stock.

In each case, the SAFEs did not bear interest and had no maturity date. Holders of the SAFEs had no voting rights. The Company initially recorded the SAFEs at their fair value of $1,900 and remeasured the SAFEs to fair value at each reporting date. For the years ended September 30, 2024 and 2023, the Company recorded losses $10 and $655, respectively, resulting from the change in fair value of the SAFEs, which are reported in “Change in fair value of SAFEs” in the consolidated statements of operations and comprehensive loss.

During the year ended September 30, 2023, SAFEs having an original purchase amount of $900 were converted into 170,835 shares of the Company’s common stock, in accordance with the original terms of the agreements. These SAFEs were remeasured to fair value immediately prior to conversion, with the change in fair value reported in “Change in fair value of SAFEs” in the statement of operations and comprehensive loss. Upon conversion, the $1,126 carrying amount of these SAFEs was credited to equity, with no gain or loss recognized.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

In connection with the Merger, all of the outstanding SAFEs, representing an original purchase amount of $1,000, were converted into 150,953 shares of the Company’s Class A Common Stock and the $1,512 carrying amount of these SAFEs was credited to equity, with no gain or loss recognized. As of September 30, 2024, no SAFEs remain outstanding.

Convertible Notes

During the year ended September 30, 2024, the Company issued convertible notes having an aggregate principal amount of $200 to unaffiliated investors. The convertible notes matured in February 2024, bore interest at 16% per annum, were unsecured and had a conversion price of $6.84 per share. The principal amount of the convertible notes and any accrued interest thereon was convertible into shares of the Company’s common stock, at the election of each holder, at any time prior to maturity. In connection with the issuance of the convertible notes, the Company issued the investors warrants to purchase an aggregate of 4,000 shares of Legacy Mobix common stock at an exercise price of $0.01 per share. The warrants were immediately exercisable and had a one-year term. In connection with the Merger, all outstanding convertible notes were converted into 30,045 shares of the Company’s Class A Common Stock and the $206 carrying amount of the notes and accrued interest thereon was credited to equity, with no gain or loss recognized. As of September 30, 2024, no convertible notes remain outstanding.